Intangible assets (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Intangible Assets

Intangible assets consist of the following:

	Software		Patents and technological know how		Customer related		Intellectual property rights and other intangibles		Product development		Indefinite life trademarks and brands		Total
	(In millions)
Cost as at April 1, 2017	Rs.	52,128.4	Rs.	13,136.9	Rs.	5,166.0	Rs.	1,950.0	Rs.	468,329.6	Rs.	50,035.0	Rs.	590,745.9
Additions		8,472.0		427.5		223.1		615.3		155,417.4		—		165,115.3
Asset acquired in Business Combination		126.2		—		—		335.9		—		—		462.1
Assets classified as held for sale		(2,488.3)		(16.8)		(486.9)		—		—		—		(2,992.0)
Currency translation differences		6,943.2		1,673.6		710.5		367.1		69,602.0		7,028.1		86,324.5
Fully amortized not in use		(2,166.2)		—		—		—		(11,928.4)		—		(14,094.6)

Cost as at March 31, 2018		63,015.3		15,221.2		5,612.7		3,268.3		681,420.6		57,063.1		825,601.2
Accumulated amortization at April 1, 2017		(22,148.2)		(10,960.5)		(2,254.4)		(396.2)		(207,832.3)		—		(243,591.6)
Amortization for the year		(9,972.6)		(1,350.7)		(260.9)		(536.7)		(90,076.4)		—		(102,197.3)
Assets Held for Sale		1,700.5		6.4		109.6		—		—		—		1,816.5
Write down of assets		(1,127.1)		—		—		—		—		—		(1,127.1)
Currency translation differences		(2,970.2)		(1,651.6)		(325.5)		50.6		(31,727.3)		—		(36,624.0)
Fully amortized not in use		2,166.2		—		—		—		11,928.4		—		14,094.6
Accumulated amortization at March 31, 2018		(32,351.4)		(13,956.4)		(2,731.2)		(882.3)		(317,707.6)		—		(367,628.9)

Net carrying amount as at March 31, 2018	Rs.	30,663.9	Rs.	1,264.8	Rs.	2,881.5	Rs.	2,386.0	Rs.	363,713.0	Rs.	57,063.1	Rs.	457,972.3
Capital work-in-progress														227,195.6

Total													Rs.	685,167.9

													US$	10,512.7

Cost as at April 1, 2016	Rs.	59,652.4	Rs.	15,255.7	Rs.	6,050.0	Rs.	820.8	Rs.	499,825.3	Rs.	59,021.8	Rs.	640,626.0
Additions		7,991.3		17.9		—		1,294.3		75,330.0		—		84,633.5
Currency translation differences		(8,214.7)		(2,136.7)		(884.0)		(165.1)		(70,353.9)		(8,986.8)		(90,741.2)
Fully amortized not in use		(7,300.6)		—		—		—		(36,471.8)		—		(43,772.4)

Cost as at March 31, 2017		52,128.4		13,136.9		5,166.0		1,950.0		468,329.6		50,035.0		590,745.9
Accumulated amortization at April 1, 2016		(24,918.1)		(11,499.5)		(2,282.7)		(397.1)		(193,706.3)		—		(232,803.7)
Amortization for the year		(7,597.3)		(1,316.7)		(289.7)		(10.6)		(78,634.2)		—		(87,848.5)
Write down of assets		—		—		—		—		(310.4)		—		(310.4)
Currency translation differences		3,066.6		1,855.7		318.0		11.5		28,346.8		—		33,598.6
Fully amortized not in use		7,300.6		—		—		—		36,471.8				43,772.4
Accumulated amortization at March 31, 2017		(22,148.2)		(10,960.5)		(2,254.4)		(396.2)		(207,832.3)		—		(243,591.6)

Net carrying amount as at March 31, 2017	Rs.	29,980.2	Rs.	2,176.4	Rs.	2,911.6	Rs.	1,553.8	Rs.	260,497.3	Rs.	50,035.0	Rs.	347,154.3
Capital work-in-progress														224,359.5

Total													Rs.	571,513.8